Goodwill and intangible assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, gross amount	$ 651,129	$ 651,597
Goodwill, impairment loss	(254,893)	(254,893)
Goodwill, net amount	396,236	396,704
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	(134,377)	(132,861)
Intangible Assets, Net (Including Goodwill) [Abstract]
Total goodwill and intangible assets, gross	850,065	851,029
Accumulated amortization	(134,377)	(132,861)
Impairment	(269,893)	(269,893)
Total goodwill and intangible assets, net	445,795	448,275
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, gross amount	50,000	50,000
Impairment	(15,000)	(15,000)
Intangible assets, net	$ 35,000	35,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	4 years
Intangible assets, gross amount	$ 83,998	84,271
Accumulated amortization	(76,500)	(75,387)
Intangible assets, net amount	7,498	8,884
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	(76,500)	(75,387)
Purchased technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross amount	52,504	52,707
Accumulated amortization	(45,895)	(45,544)
Intangible assets, net amount	6,609	7,163
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	$ (45,895)	(45,544)
Purchased technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	5 years
Purchased technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	10 years
Development costs
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	3 years
Intangible assets, gross amount	$ 9,486	9,486
Accumulated amortization	(9,486)	(9,486)
Intangible assets, net amount	0	0
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	(9,486)	(9,486)
Software
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross amount	2,948	2,968
Accumulated amortization	(2,496)	(2,444)
Intangible assets, net amount	452	524
Intangible Assets, Net (Including Goodwill) [Abstract]
Accumulated amortization	$ (2,496)	$ (2,444)
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	4 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life (in years)	5 years